Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	CALVERT SOCIAL INVESTMENT FUND
Central Index Key	0000356682
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Feb. 01, 2019
Prospectus Date	Feb. 01, 2019
Entity Inv Company Type	N-1A
Calvert Conservative Allocation Fund | Class A
Risk/Return:
Trading Symbol	CCLAX
Calvert Conservative Allocation Fund | Class C
Risk/Return:
Trading Symbol	CALCX
Calvert Conservative Allocation Fund | Class I
Risk/Return:
Trading Symbol	CFAIX
Calvert Moderate Allocation Fund | Class A
Risk/Return:
Trading Symbol	CMAAX
Calvert Moderate Allocation Fund | Class C
Risk/Return:
Trading Symbol	CMACX
Calvert Moderate Allocation Fund | Class I
Risk/Return:
Trading Symbol	CLAIX
Calvert Aggressive Allocation Fund | Class A
Risk/Return:
Trading Symbol	CAAAX
Calvert Aggressive Allocation Fund | Class C
Risk/Return:
Trading Symbol	CAACX
Calvert Aggressive Allocation Fund | Class I
Risk/Return:
Trading Symbol	CAGIX
Calvert Bond Fund | Class A
Risk/Return:
Trading Symbol	CSIBX
Calvert Bond Fund | Class C
Risk/Return:
Trading Symbol	CSBCX
Calvert Bond Fund | Class I
Risk/Return:
Trading Symbol	CBDIX
Calvert Bond Fund | Class R6
Risk/Return:
Trading Symbol	CBORX
Calvert Balanced Fund | Class A
Risk/Return:
Trading Symbol	CSIFX
Calvert Balanced Fund | Class C
Risk/Return:
Trading Symbol	CSGCX
Calvert Balanced Fund | Class I
Risk/Return:
Trading Symbol	CBAIX
Calvert Balanced Fund | Class R6
Risk/Return:
Trading Symbol	CBARX
Calvert Equity Fund | Class A
Risk/Return:
Trading Symbol	CSIEX
Calvert Equity Fund | Class C
Risk/Return:
Trading Symbol	CSECX
Calvert Equity Fund | Class I
Risk/Return:
Trading Symbol	CEYIX
Calvert Equity Fund | Class R6
Risk/Return:
Trading Symbol	CEYRX